Stock-Based Compensation (Summary Of Performance Stock Unit Activity) (Details) (Performance Stock Units [Member], USD $) In Millions, except Per Share data	12 Months Ended
May 29, 2011
Performance Stock Units [Member]
Outstanding beginning of period	0.9
Units granted	0.3
Units vested	(0.2)
Units canceled
Outstanding end of period	1.0
Outstanding beginning of period, Weighted-Average Grant Date Fair Value Per Share	$ 37.66
Units granted, Weighted-Average Grant Date Fair Value Per Share	$ 42.58
Units vested, Weighted-Average Grant Date Fair Value Per Share	$ 36.50
Units canceled, Weighted-Average Grant Date Fair Value Per Share
Outstanding end of period, Weighted-Average Grant Date Fair Value Per Share	$ 37.91